COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Commitments Under Non-Cancelable Operating Leases
Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, are as follows:

2019	$23,450
2020	21,333
2021	17,828
2022	17,446
2023	10,749
2024 and thereafter	24,109

$114,915